Stockholders' Equity (Details) - USD ($)		1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 25, 2019	Aug. 31, 2019	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized			50,000,000	50,000,000		50,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued				3,370,388		3,370,388
Common stock, shares outstanding				3,370,388		3,370,388
Common stock subject to possible redemption				13,001,552		13,001,552
Representative Share (in Dollars)		$ 910
Preferred stock, shares issued
Preferred stock, shares outstanding
Issuance cost amount (in Dollars)			$ 786,728
Shares issued						3,370,388
Shares outstanding						13,001,552
EarlyBird Capital [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of representative shares, shares						120,000
Issuance of representative shares, value (in Dollars)						$ 910
Leafly Holdings, Inc.[Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			206,800			209,651
Conversion of shares, description	the Company amended its Articles of Incorporation and bylaws effecting a conversion of each share of the then outstanding Series A preferred stock into 1.8951247 shares of Class 1 or Class 2 common stock, based on the individual eligibility of the holder.					Shares of Series A are convertible at any time at the option of the holder into such number of fully paid and non-assessable shares of Class 2 common stock as is determined by dividing the Series A original issue price ($1.0392 per share) by the Series A conversion price (initially $1.0392 per share, subject to adjustment) in effect
Common stock, description				Shares of Series A are convertible at any time at the option of the holder into such number of fully paid and non-assessable shares of Class 2 common stock as is determined by dividing the Series A original issue price ($1.0392 per share) by the Series A conversion price (initially $1.0392, subject to adjustment) in effect at the time of the conversion. All outstanding shares of Series A shall automatically be converted into shares of Class 2 common stock at the then effective conversion rate upon either (a) the closing of the sale of shares of Class 2 common stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act or (b) the date and time specified by the vote or written consent of the holders of a majority of the then outstanding shares of Series A.		Shares of Class 1 common stock are convertible, one-for-one, into shares of Class 2 common stock at any time at the option of the holder. Each share of Class 1 common stock automatically converts into one fully paid and nonassessable share of Class 2 common stock immediately upon a transfer, other than a permitted transfer as defined, of such share of Class 1 common stock. Each share of Class 1 and Class 3 common stock automatically converts into one fully paid and nonassessable share of Class 2 common stock immediately upon the closing of an underwritten public offering of common stock under the Securities Act of 1933, as amended, on or after the first day in which the Securities Exchange is open for trading on which the outstanding shares of Class 1 common stock represent less than 10% of the aggregate number of shares of the then outstanding Class 1 common stock and Class 2 common stock.
EarlyBird Capital [Member]
Stockholders' Equity (Details) [Line Items]
Representative shares		120,000
Series A Preferred Stock [Member] | Leafly Holdings, Inc.[Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized			0			20,033
Preferred stock, par value (in Dollars per share)						$ 0.0001
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Shares issued					15,214	3,488	3,488
Gross proceeds (in Dollars)					$ 3,650	$ 3,650
Issuance cost (in Dollars)					160	$ 160
Issuance of shares						15,214
Conversion of outstanding promissory note (in Dollars)					11,170	$ 11,170
Accrued interest (in Dollars)					693	$ 693
Issuance cost amount (in Dollars)					$ 25
Stock per price (in Dollars per share)				$ 1.0392		$ 1.0392
Liquidation preference (in Dollars)				$ 19,436		$ 19,436
Series A Preferred Stock [Member] | Leafly Holdings, Inc.[Member]
Stockholders' Equity (Details) [Line Items]
Issuance cost amount (in Dollars)						$ 25